Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period (Detail)	3 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Benign scenario [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	9.60%	3.70%
Corporate BBB	1.50%	1.80%
Unemployment rates	5.90%	7.40%
Housing Price Index	24.00%	10.30%
Benign scenario [member] | Canada [member] | Second 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	5.50%	6.40%
Corporate BBB	1.90%	1.90%
Unemployment rates	4.80%	6.10%
Housing Price Index	10.90%	7.70%
Benign scenario [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	10.90%	1.60%
Corporate BBB	1.00%	1.70%
Unemployment rates	4.30%	6.40%
Housing Price Index	13.80%	4.60%
Benign scenario [member] | United States [member] | Second 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	4.60%	6.00%
Corporate BBB	1.20%	1.70%
Unemployment rates	3.20%	4.80%
Housing Price Index	7.00%	4.50%
Base Scenario [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	7.30%	1.80%
Corporate BBB	1.90%	2.20%
Unemployment rates	7.10%	8.90%
Housing Price Index	20.90%	7.20%
Base Scenario [member] | Canada [member] | Second 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	3.90%	4.20%
Corporate BBB	2.20%	2.20%
Unemployment rates	5.80%	7.50%
Housing Price Index	6.00%	2.80%
Base Scenario [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	8.70%	(0.40%)
Corporate BBB	1.30%	2.00%
Unemployment rates	4.90%	8.00%
Housing Price Index	11.50%	2.40%
Base Scenario [member] | United States [member] | Second 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	3.30%	4.00%
Corporate BBB	1.60%	2.00%
Unemployment rates	3.70%	6.00%
Housing Price Index	4.50%	2.10%
Adverse scenario [member] | Canada [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	0.70%	(4.40%)
Corporate BBB	3.60%	3.60%
Unemployment rates	11.20%	12.70%
Housing Price Index	(8.60%)	(1.20%)
Adverse scenario [member] | Canada [member] | Second 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(1.10%)	(1.10%)
Corporate BBB	4.40%	4.50%
Unemployment rates	13.10%	13.90%
Housing Price Index	(18.00%)	(8.70%)
Adverse scenario [member] | United States [member] | First 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	0.10%	(5.10%)
Corporate BBB	4.20%	3.90%
Unemployment rates	9.10%	11.50%
Housing Price Index	(7.40%)	(2.40%)
Adverse scenario [member] | United States [member] | Second 12 months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(1.10%)	(1.20%)
Corporate BBB	4.50%	4.10%
Unemployment rates	11.60%	12.80%
Housing Price Index	(15.50%)	(6.20%)